Other information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Other information
Other information
a) Supplemental cash flow information

Year ended December 31,	2015	2014	2013
Cash paid during the year for:
Interest	$9,187	$10,939	$25,528
Income taxes	—	—	91
Cash received during the year for:
Interest	208	63	256
Income taxes	—	88	3,797

Year ended December 31,	2015	2014	2013
Non-cash transactions:
Addition of plant and equipment by means of capital leases	$20,058	$39,492	$13,812
Reclass from plant and equipment to assets held for sale	(1,566)	(1,321)	(5,123)
Non-cash working capital exclusions:
Decrease in inventory resulting from reclassification to plant and equipment	(1,128)	—	—
Net increase in accounts receivable related to sale of plant and equipment	(3,600)	—	—
Net (decrease) increase in accounts payable related to purchase of plant and equipment	(3,197)	283	2,931
Net decrease in accounts payable related to change in estimated financing costs	—	(101)	—
Net (decrease) increase in accounts payable related to change in the lease inducement payable on the sublease	(107)	107	—
Net decrease in short term portion of equipment lease liabilities included in accrued liabilities related to the purchase of plant and equipment	—	—	(159)
Net increase in long term portion of equipment lease liabilities related to the purchase of plant and equipment	—	—	1,702
Increase in accrued liabilities related to the current portion of the deferred gain on sale leaseback	128	—	—
Net (decrease) increase in accrued liabilities related to current portion of RSU liability	(338)	(924)	1,430
Net decrease in accrued liabilities related to current portion of DSU liability	(408)	(408)	(253)
Net (decrease) increase in accrued liabilities related to the current portion of the senior executive stock options	(22)	22	—
Net (decrease) increase in accrued liabilities related to dividend payable	(697)	697	—

b) Net change in non-cash working capital

Year ended December 31,	2015	2014	2013
Operating activities:
Accounts receivable	$45,367	$3,674	$29,765
Unbilled revenue	26,057	(11,454)	30,275
Inventories	3,746	(1,542)	(644)
Prepaid expenses and deposits	690	(780)	634
Accounts payable	(29,751)	9,928	(31,847)
Accrued liabilities	(6,892)	(954)	(1,603)
Long term portion of liabilities related to equipment leases	—	—	(209)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	457	(6,357)	(872)
	$39,674	$(7,485)	$25,499